Pension Plans (Tables)	12 Months Ended
Dec. 31, 2025
Pension Plans [Abstract]
Schedule of Significant Actuarial Hypotheses Assumptions
Actuarial assumptions with respect to demographic and financial variables are non-biased and mutually compatible with each other. The most significant actuarial hypotheses considered in the calculations were:

	Post-employment plans
	2025	2024
Mortality chart	RV-2014	RV-2014
Termination of contract rates	5.0%	5.0%
Impairment chart	PDT 1985	PDT 1985

Schedule of Post-Employment Benefits
Activity for post-employment benefits is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Plan assets	3,462	4,107
Commitments for defined-benefit plans
For active personnel	(2,769)	(3,138)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	693	969

Schedule of Cash Flow for Post-Employment Benefits
Year’s cash flow for post-employment benefits is as follows:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
a) Fair value of plan assets
Opening balance	4,107	5,260	6,819
Expected yield of insurance contracts	151	574	539
Employer contributions	1,277	1,308	1,269
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(2,073)	(3,035)	(3,367)
Fair value of plan assets at year end	3,462	4,107	5,260

b) Present value of obligations
Present value of obligations opening balance	(3,138)	(5,027)	(6,277)
Net incorporation of Group companies	-	-	-
Service cost	283	1,889	1,250
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	86	-	-
Present value of obligations at year end	(2,769)	(3,138)	(5,027)
Net balance at year end	693	969	233

Schedule of Plan Expected Profit
Plan expected profit:

	As of December 31,
	2025	2024	2023
Type of expected yield from the plan’s assets	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
Type of yield expected from the reimbursement rights	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually

Schedule of Plan Associated Expenses
Plan associated expenses:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Current period service expenses	283	1,889	1,250
Interest cost	-	-	-
Expected yield from plan’s assets	151	574	539
Expected yield of insurance contracts linked to the Plan:
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	434	2,463	1,789